Document and Entity Information	Oct. 12, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001662244
Document Type	8-K
Document Period End Date	Oct. 12, 2023
Entity Registrant Name	Cyteir Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Securities Act File Number	001-40499
Entity Tax Identification Number	45-5429901
Entity Address, Address Line One	99 Hayden Ave, Building B
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	857
Local Phone Number	285-4140
Written Communications	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CYT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false